Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,650.00
Total Fee Amount	69.14
Total Offset Amount	0.00
Net Fee	$ 69.14
Offering Table N/A
Offset Table N/A	N/A